Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017 CHF (SFr) contract	Mar. 31, 2017 CHF (SFr) contract	Jun. 30, 2016 CHF (SFr) contract	Jun. 30, 2017 CHF (SFr) contract	Jun. 30, 2016 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	4	3	9	8
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 14	SFr 35	SFr 44	SFr 49	SFr 59
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 14	SFr 35	SFr 44	SFr 49	SFr 59
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	0	0	0
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	4	3	9	8
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 14	SFr 35	SFr 44	SFr 49	SFr 59
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 14	SFr 35	SFr 44	SFr 49	SFr 59
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				9	8
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 49	SFr 59
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 49	SFr 59
Restructured loans, subsequently defaulted, Number of contracts | contract				0	0
Bank | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				9	8
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 49	SFr 59
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 49	SFr 59